Commitment and Contingencies (Details) - Schedule of operations and comprehensive loss	12 Months Ended
Dec. 31, 2020 USD ($)
Condensed Statement of Income Captions [Line Items]
Total lease costs	$ 3,258
Research and Development Expense [Member]
Condensed Statement of Income Captions [Line Items]
Operating lease costs	939
Variable lease costs(1)	240
General and Administrative Expense [Member]
Condensed Statement of Income Captions [Line Items]
Operating lease costs	1,669
Variable lease costs(1)	$ 410